Borrowings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowings [Line Items]
Borrowings	₩ 27,586,610	₩ 25,294,241
Borrowings
Borrowings [Line Items]
Borrowings	27,586,610	25,294,241
In won
Borrowings [Line Items]
Borrowings	₩ 12,498,556	₩ 10,251,805
Borrowings from Bank of Korea
Borrowings [Line Items]
Maximum Interest rate	0.75%	0.75%
Minimum Interest rate	0.50%	0.50%
Borrowings	₩ 2,913,045	₩ 2,669,027
Others
Borrowings [Line Items]
Maximum Interest rate	5.00%	5.00%
Minimum Interest rate	0.00%	0.00%
Borrowings	₩ 9,585,511	₩ 7,582,778
In foreign currency
Borrowings [Line Items]
Borrowings	₩ 5,161,572	₩ 5,817,630
Overdraft due to banks
Borrowings [Line Items]
Maximum Interest rate	0.00%	0.00%
Minimum Interest rate	0.00%	0.00%
Borrowings	₩ 128,634	₩ 152,589
Borrowings from banks
Borrowings [Line Items]
Maximum Interest rate	12.50%	3.95%
Minimum Interest rate	0.10%	0.24%
Borrowings	₩ 3,737,366	₩ 3,717,391
Others
Borrowings [Line Items]
Maximum Interest rate	7.90%	1.86%
Minimum Interest rate	0.00%	1.02%
Borrowings	₩ 1,295,572	₩ 1,947,650
Call money
Borrowings [Line Items]
Maximum Interest rate	6.20%	10.00%
Minimum Interest rate	0.00%	0.10%
Borrowings	₩ 856,813	₩ 1,130,476
Bills sold
Borrowings [Line Items]
Maximum Interest rate	3.26%	1.52%
Minimum Interest rate	0.65%	0.65%
Borrowings	₩ 13,605	₩ 12,427
Bonds sold under repurchase agreements
Borrowings [Line Items]
Maximum Interest rate	6.00%	6.29%
Minimum Interest rate	0.00%	0.30%
Borrowings	₩ 9,056,232	₩ 8,082,626
Due to Bank of Korea in foreign currency
Borrowings [Line Items]
Borrowings	0	0
Bond issuance costs
Borrowings [Line Items]
Borrowings	₩ (168)	₩ (723)